Income Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Earnings (Losses) Before Income Taxes
The components of earnings (loss) before income taxes by jurisdiction were as follows ($000):

Year Ended June 30,	2025	2024	2023
U.S. loss	$(445,586)	$(540,048)	$(450,370)
Non-U.S. income	539,767	392,401	94,812
Earnings (loss) before income taxes	$94,181	$(147,647)	$(355,558)

Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax expense (benefit) were as follows ($000):

Year Ended June 30,	2025	2024	2023
Current:
Federal	$3,010	$10,119	$5
State	1,733	181	3,867
Foreign	154,815	103,640	106,850
Total Current	159,558	113,940	110,722
Deferred:
Federal	(50,454)	(68,955)	(106,044)
State	(7,217)	(186)	(7,151)
Foreign	(37,763)	(33,682)	(93,627)
Total Deferred	(95,434)	(102,823)	(206,822)
Total Income Tax Expense (Benefit)	$64,124	$11,117	$(96,100)

Schedule of Principal Items Comprising Deferred Income Tax Assets and Liabilities
Principal items comprising deferred tax assets and liabilities were as follows ($000):

June 30,	2025	2024
Deferred income tax assets
Inventory capitalization	$74,886	$62,242
Non-deductible accruals	18,222	16,770
Accrued employee benefits	36,331	38,460
Net-operating loss and credit carryforwards	256,794	268,735
Share-based compensation expense	15,852	15,947
Other	9,564	1,346
Research and development capitalization	168,998	128,291
Deferred revenue	15,376	14,839
Right of use asset	37,785	47,712
Valuation allowances	(163,678)	(154,830)
Total deferred income tax assets	470,130	439,512
Deferred income tax liabilities
Tax over book accumulated depreciation	(14,038)	(29,065)
Intangible assets	(863,484)	(905,435)
Interest rate swap	—	(4,104)
Interest rate cap	(4,000)	(11,465)
Tax on unremitted earnings	(63,383)	(61,719)
Outside basis differences	(142,781)	(122,423)
Lease liability	(31,239)	(46,198)
Other	(9,515)	(2,511)
Total deferred income tax liabilities	(1,128,440)	(1,182,920)
Net deferred income taxes	$(658,310)	$(743,408)

Schedule of Reconciliation of Income Tax Expense
The reconciliation of income tax expense at the statutory U.S. federal rate to the reported income tax expense (benefit) is as follows ($000):

Year Ended June 30,	2025	%	2024	%	2023	%
Taxes at statutory rate	$19,778	21	$(31,006)	21	$(74,667)	21
Increase (decrease) in taxes resulting from:
State income taxes-net of federal benefit	(4,265)	(5)	(22)	—	(2,548)	1
Taxes on non U.S. earnings	3,632	4	16,601	(11)	191	—
Valuation allowance	20,295	22	43,866	(30)	3,836	(1)
U.S. Branch Income	(1,216)	(1)	3,226	(2)	2,037	(1)
Noncontrolling interest	4,284	4	1,002	(1)	—	—
Research and manufacturing incentive deductions and credits	(26,396)	(28)	(41,387)	28	(29,416)	8
Stock compensation	2,153	2	13,294	(9)	18,661	(5)
GILTI and FDII	13,631	15	(629)	—	(7,195)	2
Uncertain Tax Positions	6,814	7	3,301	(2)	(3,450)	1
Notional Interest	(10,174)	(11)	(2,521)	2	(7,896)	2
Assets held-for-sale	36,895	39	—	—	—	—
Other	(1,307)	(1)	5,392	(4)	4,347	(1)
	$64,124	68	$11,117	(8)	$(96,100)	27

Schedule of Gross Operating Loss Carryforwards and Tax Credit Carryforwards
The Company has the following gross operating loss carryforwards and tax credit carryforwards as of June 30, 2025 ($000):

Type	Amount	Expiration Date
Tax credit carryforwards:
Federal research and development credits	$121,286	June 2032-June 2045
Foreign tax credits	12,964	June 2030-June 2035
State tax credits	15,976	June 2026-June 2040
State tax credits (indefinite)	79,179	Indefinite
Operating loss carryforwards:
Loss carryforwards - federal	$31,278	June 2026-June 2036
Loss carryforwards - federal (indefinite)	1,754	Indefinite
Loss carryforwards - state	330,313	June 2026-June 2045
Loss carryforwards - state (indefinite)	42,674	Indefinite
Loss carryforwards - foreign	85,218	June 2026-June 2033
Loss carryforwards - foreign (indefinite)	48,711	Indefinite

Schedule of Changes in Liability for Unrecognized Tax Benefits
Changes in the liability for unrecognized tax benefits for the fiscal years ended June 30, 2025, 2024 and 2023 were as follows ($000):

Year Ended June 30,	2025	2024	2023
Beginning balance	$116,697	$115,180	$37,411
Increases in current year tax positions	9,660	5,168	110
Acquired business	—	—	86,077
Settlements	—	(2,970)	—
Expiration of statute of limitations	(2,349)	(681)	(8,418)
Ending balance	$124,008	$116,697	$115,180